Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accounts Payable
Employees and payroll accruals	$ 130	$ 44
Accrued vacation	30	38
Other accounts payable	$ 160	$ 82